Net Investment and Interest Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investment Income, Interest and Dividend [Abstract]
Fixed maturities	$ 50,696	$ 41,439	$ 32,782
Real estate	380	81	361
Insurance policy loans	1,126	489	259
Mortgage loans	17,952	7,002	5,249
Short-term, amounts held by ceding reisurers, net and other	367	1,084	749
Investment income	70,521	50,095	39,400
Less: investment expenses	(1,375)	(1,338)	(1,269)
Investment income, related party	13,757	24,795	24,614
Net investment and interest income	$ 82,903	$ 73,552	$ 62,745